                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08253
                                  ---------------------------------------------

                             Boyar Value Fund, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

  590 Madison Avenue         New York, New York            10022
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

  BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  614-470-8000
                                                   ----------------------------

Date of fiscal year end: December 31, 2003
                        --------------------------
Date of reporting period: January 1, 2003 through December 31, 2003
                         ------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

BOYAR VALUE FUND, INC.


ANNUAL REPORT

DECEMBER 31, 2003


[BOYAR VALUE FUND LOGO]

[CLAYMORE LOGO]

                             [BOYAR VALUE FUND LOGO]

                                                  February 4, 2004

Dear Boyar Value Fund Shareholder:

PERFORMANCE RESULTS

- On an absolute basis the Boyar Value Fund had a very good year, returning +25.90% at net asset value ("NAV"). On a relative basis both the S&P 500 and the Russell 2000 bested us for the first time in three years.

- I know there is no need to apologize for these results; however, I believe we could have done better.

- In our performance update dated March 31, 2003 we stated "the likelihood of achieving favorable returns from equities over the next three to five years is better than it has been at any time during the past five years."

- Almost simultaneously with our decision to invest the fund's excess cash the market began a sustained advance and rose much more rapidly than we anticipated. Valuations quickly became stretched, and the window of opportunity, at least temporarily closed. Since we are very price sensitive, and will only buy equities when we believe they are acutely mispriced, we stopped buying and were left holding a lot of cash throughout the remainder of the year, which inhibited the fund's total return. Our return on equity (the stock portion of the fund minus cash) was not bad...well in excess of 40%.

ANNUAL RETURNS FOR 2003

        BOYAR VALUE FUND(1)    DJIA     S&P 500   RUSSELL 2000   NASDAQ COMP.
        -------------------    ----     -------   ------------   ------------
              +25.9%          +28.4%    +28.7%       +47.3%         +50.0%

(1) PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE CALL 1-800-266-5566.

INDEX DEFINITIONS

DJIA - The Dow Jones Industrial Average is a price-weighted average based on the price-only performance of 30 blue chip stocks (The average is computed by adding the prices of the 30 stocks and dividing by a denominator, which has been adjusted over the years for stock splits, stock dividends and substitutions of stocks).

NASDAQ Comp. - The NASDAQ Composite Index is a market price only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as National Market System traded foreign common stocks and American Depository Receipts.

The Russell 2000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index.

The Russell 2000 Value Index is an unmanaged index that measures the performance of the securities in the Russell 2000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios.

The Russell MidCap Value Index is an unmanaged index that measures the performance of those Midcap companies in the Russell universe with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

The S&P 500 Index is an unmanaged broad-based index that replicates the U.S. stock markets.

COMPETITIVE RETURNS

AVERAGE ANNUAL RETURNS SINCE INCEPTION(1), (2)

                                                                   SINCE
                                                                 INCEPTION
                                1 YEAR    3 YEAR     5 YEAR       (5/5/98)
----------------------------------------------------------------------------
At NAV                          25.90%     9.14%      9.73%        8.07%
Inclusive of sales charges*     19.60%     7.29%      8.61%        7.09%
After taxes on distribution*    19.15%     7.04%      8.33%        6.82%
After taxes on distribution
 and the sale of shares*        13.33%     6.21%      7.40%        6.06%
S&P 500 Index                   28.68%    -4.05%     -0.57%        1.40%
Russell 2000 Index              47.25%     6.27%      7.13%        3.95%

* Calculated using maximum sales charge of 5%.

[CHART]

CUMULATIVE RETURNS SINCE INCEPTION(1)

S&P 500 Index            8.21%
Russell 2000 Index      25.11%
Boyar Value Fund**      55.17%

** Calculated without sales charge.

[CHART]

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT(1), (3)

               BOYAR VALUE    RUSSELL MIDCAP   RUSSELL 2000   RUSSELL 2000    S&P 500
               FUND, INC.     VALUE INDEX      INDEX          VALUE INDEX     INDEX
5/5/98         $    9,500      $   10,000      $   10,000      $   10,000     $   10,000
6/30/98        $    9,459      $    9,787      $    9,503      $    9,591     $   10,176
9/30/98        $    7,958      $    8,450      $    7,588      $    7,876     $    9,166
12/31/98       $    9,263      $    9,597      $    8,826      $    8,591     $   11,116
3/31/99        $    9,835      $    9,298      $    8,347      $    7,758     $   11,669
6/30/99        $   10,578      $   10,338      $    9,645      $    9,042     $   12,490
9/30/99        $    9,949      $    9,238      $    9,036      $    8,335     $   11,713
12/31/99       $   10,582      $    9,586      $   10,702      $    8,463     $   13,454
3/31/2000      $   11,336      $    9,683      $   11,460      $    8,786     $   13,762
6/30/2000      $   11,355      $    9,520      $   11,027      $    8,958     $   13,396
9/30/2000      $   11,775      $   10,439      $   11,149      $    9,615     $   13,267
12/31/2000     $   11,334      $   11,425      $   10,379      $   10,395     $   12,229
3/31/2001      $   11,784      $   11,021      $    9,704      $   10,496     $   10,780
6/30/2001      $   13,008      $   11,798      $   11,090      $   11,717     $   11,411
9/30/2001      $   11,843      $   10,435      $    8,784      $   10,155     $    9,737
12/31/2001     $   13,069      $   11,690      $   10,637      $   11,852     $   10,777
3/31/2002      $   13,393      $   12,614      $   11,060      $   12,988     $   10,807
6/30/2002      $   12,502      $   12,024      $   10,137      $   12,712     $    9,360
9/30/2002      $   11,190      $    9,866      $    7,967      $   10,006     $    7,744
12/31/2002     $   11,704      $   10,563      $    8,458      $   10,498     $    8,396
3/31/2003      $   11,376      $   10,135      $    8,078      $    9,965     $    8,132
6/30/2003      $   13,267      $   11,948      $    9,970      $   12,229     $    9,383
9/30/2003      $   13,685      $   12,658      $   10,875      $   13,174     $    9,631
12/31/2003     $   14,736      $   14,584      $   12,455      $   15,330     $   10,803

(1) PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE CALL 1-800-266-5566.

(2) The after-tax performance in the table is calculated using the highest historical individual Federal income tax rate and does not reflect the additional impact of state and local taxes. After-tax returns depend on a shareholder's tax situation and may differ from those shown, and after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The chart represents historical performance of a hypothetical investment of $10,000 in the Boyar Value Fund from May 5, 1998 (commencement of operations) to December 31, 2003. The performance of the Fund includes the reinvestment of all dividends and capital gains and has been adjusted for the maximum applicable sales charge of 5.00%. The performance in the chart does not reflect the deduction of taxes.

It is important to note that certain fees and expenses of the Fund are currently being waived or reimbursed and absent such waivers/reimbursements returns would have been lower.

The performance of the indices includes reinvestment of dividends and capital gains, however, does not include any expenses or a deduction for Federal income taxes. A shareholder cannot invest directly in an index. Please see previous page for the definitions of each index.

SOME THOUGHTS ABOUT 2003 AND A PEEK AT 2004

- A new bull market particularly one that so closely follows a stock market bubble, according to one of those lovingly subscribed to - Wall Street adages, never starts with the old leaders, and yet many hoary and eerie names are back. It's not just eBay, Amazon and Yahoo! but iVillage...Bluefly...and Ask Jeeves. So many stocks left for dead have suddenly resurrected.

- Granted today's market is a long way from the once-in-a-generation madness of 1999 - the NASDAQ may have advanced more than 60% from its lows, but currently at slightly above 2,000, it's still a far cry from the all time high of 5,000. The NASDAQ 100's price-earnings ratio of just under 100 is unsustainable, but it is still significantly below the 160 peak of 2000.

- The fact of the matter is the current tech inflation doesn't have to match the mother of all bubbles to have some nasty consequences when it blows. Back then, the market was driven in some measure by small investors who believed if naively, that the Internet had changed all the rules of investing. In our opinion this time the helium comes mainly from hedge funds and mutual fund managers. The pros, by and large, understand they are playing a dangerous game but believe they can get out in time...We all know what happens when investors begin to head for the gates at around the same time, momentum feeds upon itself and the market almost invariably falls with a sudden and often catastrophic force.

- We learned from the last stock market bubble, that in the end, valuations do matter. The problem, however, is that valuations can go to unimaginable extremes and the duration of those extremes can last significantly longer than one can fathom, lulling one into a false sense of security...Remember, you can buy the best company in the world and if the price you pay for it is absurdly high, it will ultimately become a dumb investment.

- The name of the game last year was risk, as investors went after beaten-down, weak and struggling shares instead of safe, dependable stocks. The best performers were the smallest companies, that by and large earned no money or sold at lofty multiples.

- Alcatel SA, Nortel Networks Corp., Lucent Technologies Inc., and others that looked as if they might be on their deathbeds in 2002 stormed back to be among the best gainers...

- Within the S&P 500, companies that did not have profits gained on average 58% while those that exhibited profits saw their share price increase on average just 17%.

- We are entering 2004 with modest expectations for the stock market. It is our belief there will be a perceptible change in stock market leadership. In our opinion large capitalization stocks with good dividends and moderate multiples should be among the leaders and certain groups such as media and drug companies which, have been out of favor for quite some time, should do well.

IS 2003 A REDUX OF 1999 - IF SO WHAT DOES IT MEAN FOR 2004?

- You may recall that during the last quarter of 1999 the Federal Reserve (the "Fed") printed money as if there was not going to be a tomorrow. Alan Greenspan was so petrified of a potential Y2K melt down that he made sure that if such an occurrence did materialize there would be enough currency available for any potential contingency.

- You may also remember during the fourth quarter of 1999 the NASDAQ continued its amazing ascent rising an additional 48.18%. For the calendar year 1999, it set a record rising 85.6%.

- As 2000 began, and Y2K proved to be a non-event, the Fed had to reverse course and drain the system of all that excess money.

- By March 2000 the Fed's work began to take hold and interest rates started to rise while the stock market began to swoon. The great bull market was over.

- For most of 2003 Alan Greenspan has been fixated on deflation, and how to avoid it. He doesn't want the U.S. to become another Japan, certainly not on his watch. Consequently, the money supply has expanded at a record pace throughout the year. Recently, however, Greenspan has commented that the risk of deflation has subsided, and a re-occurrence of inflation is as great a possibility as deflation.

- In this regard it should be noted that beginning in October there has been a contraction in the broad money supply, something we haven't seen in a long time. M3 (classification of money supply) growth declined by an annualized 9.6% month-over-month in October, the most dramatic decline in 49 years. Is this an aberration? We'll see...For those who believe that much of the stock market rally was built on a foundation of easy money, the decline in M3 is a potentially ominous sign.

- Since 2004 is an election year, the Fed may hold off raising rates until after November, but in our opinion will ultimately have to be less accommodative due to the need to fund huge deficits, continue the fight on terrorism both here and abroad, and eventually support a weakened dollar. Our bet is that the Fed remains on hold for as long as it possibly can, but any hint of job creation and it may tighten.

- Since valuations in a great many instances are quite stretched, we believe a larger than anticipated spike in interest rates could create a mini 2000, in 2004, particularly in the NASDAQ.

- One last thought - cyclical stocks have caught the attention of investors, and are on quite a tear. Caterpillar and Alcoa are up 84% and 60% respectively through December 19th 2003, the second and third best performers in the Dow for the year. From a historical perspective cyclicals usually lead at the end of a market cycle.

IT'S NOT WHAT YOU MAKE; IT'S WHAT YOU KEEP - TAXES ARE POTENTIALLY THE BIGGEST EXPENSE AN INDIVIDUAL MUTUAL FUND INVESTOR WILL EXPERIENCE

- By holding stocks for long periods of time, you postpone paying taxes, which positively impacts long-term returns.

- Buying and holding stocks for long periods of time may sound stodgy, but it postpones the payment of capital gains taxes with the added positive effects on the compounding rate. Since profit taking involves transactions, it obliges you to take the IRS in as a partner. With profits not taken, there is a future tax liability, but all the money is still working for its owner. No transactions, no tax.

- Boyar Value Fund believes that holding stocks for long periods of time is the best way for an individual investor to create wealth.

- As you can see from the chart below our buy and hold philosophy has enabled the fund to produce after tax returns that pretty much mirror our pre-tax returns. The returns used in the illustration exclude loads, but are inclusive of all fees, and assumes the highest tax rates when calculating after tax returns.

PERIOD ENDING DECEMBER 31, 2003

                                                                   SINCE
                                                                 INCEPTION
                                     1 YEAR    3 YEAR   5 YEAR     5/5/98
         ------------------------------------------------------------------
         No load pre-tax returns     +25.90%   +9.14%   +9.73%     +8.07%
         No load after-tax returns   +25.44%   +8.89%   +9.44%     +7.80%

     PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE CALL 1-800-266-5566.

- Do you pay taxes? If you do, may we suggest when measuring the Boyar Value Fund's performance versus competitors, one of the benchmarks you should utilize is after-tax returns - Remember it is not what you make, but what you keep!

BOYAR VALUE FUND PHILOSOPHY GOALS

- The Boyar Value Fund tends to buy the common shares of publicly traded businesses that are selling in the market place at significant discounts to our estimate of their intrinsic or private market value. We will not, and never have invested in fads or gimmicks such as the Internet.

- Furthermore, quite a few of the businesses that we invest in are either not widely followed by the majority of Wall Street brokerage houses or may have plummeted in value because they failed to meet analysts' earnings expectations.

- Purchasing out of favor companies may inhibit short-term performance, since it may take some time for these companies to right themselves. On the other hand, we believe that it does create a "margin of safety," since most of these businesses have plunged in value by such a margin that most of the downside risk has been significantly reduced.

- Over an investment time horizon of three to five years, it is our hope that these undervalued corporations will be re-evaluated upward by the stock market or the assets of the businesses may be acquired by a third party.

- A long-term orientation may sound stodgy, but it is as important to investment success as picking the right stocks and buying them at the right price and at the right time. Holding the equity of good companies purchased at bargain prices allows compounding to work its magic without the return-eroding effects of commissions and capital gains taxes.

- The competition to capture mutual fund assets is quite fierce. Most of all the large mutual fund families have considerable sales forces and extensive marketing budgets. In many instances, no matter how great your track record, in order to be on the preferred list of funds for full-service brokers you have to make a fairly significant up-front payment, an arrangement known as revenue sharing. Since Boyar Value Fund currently does not utilize any of these tactics we are counting on good performance and referrals to grow. We would appreciate you telling your friends and business associates about the Boyar Value Fund.

If you have any questions, please do not hesitate to call (212) 995-8300.


                                         Very truly yours,

                                         /s/ Mark A. Boyar

                                         Mark A. Boyar
                                         Chief Investment Officer

Claymore Securities, Inc., 210 North Hale Wheaton, Illinois 60187 distributes the fund.

                             BOYAR VALUE FUND, INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2003

ASSETS
   Investment securities:
        At cost                                                          $  23,763,263
                                                                         =============
        At value                                                         $  27,449,124
   Dividends and interest receivable                                            23,263
   Receivable for capital shares sold                                           93,301
   Receivable from Manager                                                       7,922
   Other assets                                                                 10,665
                                                                         -------------
        TOTAL ASSETS                                                        27,584,275
                                                                         -------------

LIABILITIES
   Payable for securities purchased                                            869,786
   Payable for capital shares redeemed                                          33,461
   Payable to Administrator                                                      2,973
   Other accrued expenses and liabilities                                       28,453
                                                                         -------------
        TOTAL LIABILITIES                                                      934,673
                                                                         -------------

NET ASSETS                                                               $  26,649,602
                                                                         =============

NET ASSETS CONSIST OF:
Paid-in capital                                                          $  23,245,176
Accumulated net realized losses on investment transactions                    (281,435)
Net unrealized appreciation on investments                                   3,685,861
                                                                         -------------
NET ASSETS                                                               $  26,649,602
                                                                         =============

Shares of beneficial interest outstanding (1,000,000,000 shares
  authorized, $0.001 par value)                                              1,845,279
                                                                         =============

Net asset value and redemption price per share (a)                       $       14.44
                                                                         =============

Maximum offering price per share
  (net asset value plus sales charge of 5.00%) (b)                       $       15.20
                                                                         =============

(a) For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within twelve months of purchase.
(b) On investments of $50,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 2003

INVESTMENT INCOME
   Dividends                                                             $     193,695
   Interest                                                                     63,511
                                                                         -------------
        TOTAL INVESTMENT INCOME                                                257,206
                                                                         -------------

EXPENSES
   Investment advisory fees                                                     93,757
   Management fees                                                              93,757
   Administrative services fees                                                 39,212
   Distribution fees                                                            46,878
   Accounting services fees                                                     33,791
   Professional fees                                                            38,915
   Custodian fees                                                                9,870
   Insurance expense                                                            13,568
   Amortization of organization expenses                                         5,927
   Registration fees                                                            25,653
   Printing and postage expenses                                                21,105
   Transfer agent fees                                                          50,932
   Directors' fees and expenses                                                 13,000
   Other expenses                                                               18,456
                                                                         -------------
        TOTAL EXPENSES                                                         504,821
   Fees waived by the Adviser                                                  (76,116)
   Fees waived by the Manager                                                  (76,116)
   Fees waived by the Distributor                                              (15,151)
   Reimbursement from Manager                                                   (8,671)
                                                                         -------------
        NET EXPENSES                                                           328,767
                                                                         -------------

NET INVESTMENT LOSS                                                            (71,561)
                                                                         -------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                               576,630
   Net change in unrealized appreciation/(depreciation) on investments       3,845,559
                                                                         -------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                             4,422,189
                                                                         -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $   4,350,628
                                                                         =============

See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE YEAR    FOR THE YEAR
                                                                            ENDED           ENDED
                                                                         DECEMBER 31,    DECEMBER 31,
                                                                             2003            2002
                                                                         -------------   -------------
FROM OPERATIONS
  Net investment loss                                                    $     (71,561)  $     (59,438)
  Net realized gains/(losses) from security transactions                       576,630          (5,913)
  Net change in unrealized appreciation/(depreciation) on investments        3,845,559      (1,422,721)
                                                                         -------------   -------------
Net increase/(decrease) in net assets from operations                        4,350,628      (1,488,072)
                                                                         -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains                                                     (656,140)       (235,524)
                                                                         -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                 10,204,458       5,746,935
  Net asset value of shares issued in
     reinvestment of distributions to shareholders                             594,451         217,714
  Payments for shares redeemed                                              (2,232,088)     (2,307,791)
                                                                         -------------   -------------
Net increase in net assets from capital share transactions                   8,566,821       3,656,858
                                                                         -------------   -------------

TOTAL INCREASE IN NET ASSETS                                                12,261,309       1,933,262

NET ASSETS
  Beginning of year                                                         14,388,293      12,455,031
                                                                         -------------   -------------
  End of year                                                            $  26,649,602   $  14,388,293
                                                                         =============   =============

CAPITAL SHARE ACTIVITY
  Shares Sold                                                                  754,059         459,205
  Shares Reinvested                                                             41,286          18,482
  Shares Redeemed                                                             (173,760)       (186,974)
                                                                         -------------   -------------
  Net increase in shares outstanding                                           621,585         290,713
                                                                         =============   =============

See accompanying notes to financial statements.

                             BOYAR VALUE FUND, INC.

                              FINANCIAL HIGHLIGHTS

                 Per Share Data and Ratios Throughout Each Year

                                                 YEAR             YEAR              YEAR               YEAR             YEAR
                                                 ENDED            ENDED             ENDED              ENDED            ENDED
                                             DECEMBER 31,     DECEMBER 31,      DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
                                                 2003             2002              2001               2000             1999
                                             -------------    -------------     -------------      -------------    -------------
Net asset value at beginning of year         $       11.76    $       13.35     $       11.58      $       11.09    $        9.72
                                             -------------    -------------     -------------      -------------    -------------
Activity from investment operations:
   Net investment income/(loss)                      (0.04)           (0.05)            (0.01)              0.03             0.01
   Net realized and unrealized gain/(loss)
      on investments                                  3.09            (1.34)             1.78               0.76             1.37
                                             -------------    -------------     -------------      -------------    -------------
Total from investment operations                      3.05            (1.39)             1.77               0.79             1.38
                                             -------------    -------------     -------------      -------------    -------------
Less distributions:
   From net investment income                            -                -                 -(a)           (0.03)           (0.01)
   From net realized gains on investments            (0.37)           (0.20)                -(a)           (0.27)               -
                                             -------------    -------------     -------------      -------------    -------------
Total distributions                                  (0.37)           (0.20)                -              (0.30)           (0.01)
                                             -------------    -------------     -------------      -------------    -------------

Net asset value at end of year               $       14.44    $       11.76     $       13.35      $       11.58    $       11.09
                                             =============    =============     =============      =============    =============

Total return (b)                                     25.90%          (10.45%)           15.31%              7.10%           14.24%
                                             =============    =============     =============      =============    =============

Net assets at end of year                    $  26,649,602    $  14,388,293     $  12,455,031      $   6,375,190    $   4,134,644
                                             =============    =============     =============      =============    =============

Ratio of gross expenses to average net
   assets (c)                                         2.69%            2.64%             2.85%              3.95%            5.28%

Ratio of net expenses to average net
   assets                                             1.75%            1.75%             1.75%              1.75%            1.75%

Ratio of net investment income (loss) to
   average net assets                                (0.38%)          (0.45%)           (0.12%)             0.30%            0.15%

Portfolio turnover rate                                 19%              19%               17%                42%               8%

(a) Amount rounds to less than $0.01.
(b) Total returns shown exclude the effect of applicable sales loads.
(c) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser, Manager and Distributor.

See accompanying notes to financial statements.

                             BOYAR VALUE FUND, INC.

                            PORTFOLIO OF INVESTMENTS

                                December 31, 2003

  SHARES                                                                       VALUE
  ------                                                                       -----
              COMMON STOCKS - 66.8%
              CONSUMER DISCRETIONARY - 33.2%
      4,400   A.T. Cross Co., Class A*                                     $      29,348
     28,063   Cablevision Systems Corp., Class A*                                656,394
     14,000   Carnival Corp.                                                     556,220
     19,500   Comcast Corp., Class A Special*                                    609,960
      3,000   Dow Jones & Co., Inc.                                              149,550
      6,000   Ethan Allen Interiors, Inc.                                        251,280
     56,300   Hanover Direct, Inc.*                                               11,260
     30,100   Hilton Hotels Corp.                                                515,613
     10,900   IHOP Corp.                                                         419,432
     21,000   Limited Brands                                                     378,630
     26,300   McDonald's Corp.                                                   653,029
      5,000   Meredith Corp.                                                     244,050
     15,000   MGM Mirage*                                                        564,150
     20,600   Midas, Inc.*                                                       294,580
      4,000   Neiman Marcus Group, Inc. (The), Class A*                          214,680
     22,500   Playboy Enterprises, Inc., Class B*                                363,600
     12,500   Scholastic Corp.*                                                  425,500
      9,800   Sears, Roebuck & Co.                                               445,802
     47,000   Time Warner, Inc.*                                                 845,530
     10,000   Toys "R" Us, Inc.*                                                 126,400
     11,000   Tupperware Corp.                                                   190,740
      4,153   Viacom, Inc., Class B                                              184,310
     31,000   Walt Disney Co. (The)                                              723,230
                                                                           -------------
                                                                               8,853,288
                                                                           -------------
              CONSUMER STAPLES - 4.6%
      6,000   CVS Corp.                                                          216,720
     14,000   H.J. Heinz Co.                                                     510,020
     29,000   PepsiAmericas, Inc.                                                496,480
                                                                           -------------
                                                                               1,223,220
                                                                           -------------

See accompanying notes to financial statements.

  SHARES                                                                       VALUE
  ------                                                                       -----
              FINANCIAL SERVICES - 14.8%
      2,000   American Express Co.                                         $      96,460
      8,000   Automatic Data Processing, Inc.                                    316,880
     14,500   Bank of New York Co., Inc. (The)                                   480,240
      4,500   Bank One Corp.                                                     205,155
      9,800   Citigroup, Inc.                                                    475,692
      9,000   Hudson United Bancorp                                              332,550
     24,750   J.P. Morgan Chase & Co.                                            909,067
      2,200   Lehman Brothers Holdings, Inc.                                     169,884
      5,000   Merrill Lynch & Co., Inc.                                          293,250
      9,000   Providian Financial Corp.*                                         104,760
     32,815   Travelers Property Casualty Corp., Class A                         550,636
        647   Travelers Property Casualty Corp., Class B                          10,980
                                                                           -------------
                                                                               3,945,554
                                                                           -------------
              HEALTHCARE - 5.4%
     21,800   Bristol-Myers Squibb Co.                                           623,480
      4,200   IMS Health, Inc.                                                   104,412
     20,000   Pfizer, Inc.                                                       706,600
                                                                           -------------
                                                                               1,434,492
                                                                           -------------
              INDUSTRIAL - 4.9%
     21,200   Aviall, Inc.*                                                      328,812
     24,000   Cendant Corp.*                                                     534,480
     14,500   General Electric Co.                                               449,210
                                                                           -------------
                                                                               1,312,502
                                                                           -------------
              INFORMATION TECHNOLOGY - 2.5%
      2,666   CEVA, Inc.*                                                         27,726
      8,000   Diebold, Inc.                                                      430,960
      8,000   DSP Group, Inc.*                                                   199,280
                                                                           -------------
                                                                                 657,966
                                                                           -------------

See accompanying notes to financial statements.

  SHARES                                                                       VALUE
  ------                                                                       -----
              TELECOMMUNICATIONS SERVICES - 1.4%
      8,000   ALLTEL Corp.                                                 $     372,640
                                                                           -------------

              TOTAL COMMON STOCKS                                             17,799,662
                                                                           -------------
              INVESTMENT COMPANIES - 4.3%
    424,043   First American Treasury Obligations Fund, Class A, 0.26%**         424,043
    727,055   First American Treasury Obligations Fund, Class Y, 0.56%**         727,055
                                                                           -------------

              TOTAL INVESTMENT COMPANIES                                       1,151,098
                                                                           -------------

 PRINCIPAL
  AMOUNT
 ---------
              U.S. GOVERNMENT & AGENCY OBLIGATION - 31.9%
$ 8,500,000   Federal Home Loan Bank, Discount Notes, 1.01%, 1/7/04            8,498,364
                                                                           -------------

              TOTAL INVESTMENTS - 103.0% (Cost $23,763,263)                   27,449,124

              LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%                    (799,522)
                                                                           -------------

              NET ASSETS - 100.0%                                          $  26,649,602
                                                                           =============

*  - Non-Income producing security.
** - Money market fund; interest rate reflects SEC seven-day yield on December
     31, 2003.

See accompanying notes to financial statements.

                             BOYAR VALUE FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2003

1. ORGANIZATION

Boyar Value Fund, Inc. (the "Fund") was incorporated on February 28, 1997 under the laws of the State of Maryland and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION -- Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined. If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices. If no bid or asked prices are quoted, then the security is valued at a fair value determined in accordance with procedures approved by the Board of Directors (the "Board"). Short-term debt obligations having 60 days or less remaining until maturity are valued at amortized cost.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of respected securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

FEDERAL INCOME TAX -- It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The tax character of total distributions for the following periods were as follows:

                                FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                DECEMBER 31, 2003    DECEMBER 31, 2002
                                -----------------    -----------------
Net Long-Term Capital Gains     $         656,140    $         235,524
                                -----------------    -----------------


The Fund will treat $45,762 of the proceeds from shares redeemed as a distribution from realized gains for federal income tax purposes (unaudited).

As of December 31, 2003, the components of accumulated earnings on a tax basis were as follows:

UNDISTRIBUTED   UNDISTRIBUTED                  ACCUMULATED                       TOTAL
  ORDINARY        LONG-TERM     ACCUMULATED     CAPITAL &       UNREALIZED    ACCUMULATED
   INCOME           GAINS        EARNINGS     OTHER LOSSES    APPRECIATION*    EARNINGS
-------------   -------------   -----------   ------------    -------------   -----------
$           -   $      18,012   $    18,012   $   (262,445)   $   3,648,859   $ 3,404,426

* The difference between book and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer $262,445 of such capital losses.

3. INVESTMENT TRANSACTIONS

For the fiscal year ended December 31, 2003, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $6,718,213 and $2,282,066, respectively.

4. TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Claymore Fund Management Company, LLC (the "Manager") is responsible for managing the daily business operations of the Fund. Boyar Asset Management, Inc. (the "Adviser") provides continuous advisory services to the Fund, and Claymore Securities, Inc. (the "Distributor") acts as distributor of the Fund's shares. The Fund employed Integrated Fund Services, Inc. ("IFS") to provide administration and fund accounting services through June 30, 2003 and transfer agent services through July 20, 2003. Effective July 1, 2003, BISYS Fund Services Ohio, Inc. ("BISYS") began performing administrative and fund accounting services and on July 21, 2003 began performing transfer agent services for the Fund. Certain Directors and officers of the Fund are also officers of the Manager, Adviser or BISYS.

Pursuant to a Management Agreement with the Fund, the Manager, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others, including the Adviser. As compensation for its services and the related expenses borne by the Manager, the Fund pays the Manager a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its average daily net assets.

Pursuant to an Investment Advisory Agreement between the Manager, the Adviser and the Fund, the Adviser agrees to furnish continuous investment advisory services to the Fund. For these services, the Fund pays the Adviser an investment advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its average daily net assets.

Pursuant to a written contract, the Manager, the Adviser and the Distributor have agreed to waive a portion of their respective management, advisory and distribution fees and the Manager has agreed to reimburse certain expenses of the Fund to the extent necessary to limit the Fund's total annual operating expenses to 1.75% of the Fund's average daily net assets (the "expense limitation"). The Manager, the Adviser and the Distributor may subsequently recover reimbursed expenses and/or waived fees (within 2 years of the fiscal year end in which the waiver/reimbursement occurred) from the Fund to the extent that the Fund's expense ratio is less than the expense limitation. As of December 31, 2003, the Manager, the Adviser, and the Distributor have the following amounts of waived/reimbursed expenses that may be recovered:

                       AMOUNT             EXPIRATION DATE
                     -------------------------------------
                      $  71,680          December 31, 2004
                      $ 176,054          December 31, 2005

Prior to July 1, 2003, under the terms of an Administration Agreement, IFS supplied administrative services for the Fund. For those services, IFS received a monthly fee from the Fund, based on current asset levels of the Fund, subject to a minimum monthly fee. Effective July 1, 2003, BISYS began servicing the Fund as Administrator. Under the terms of an Administration Agreement, BISYS' fees are computed daily and paid monthly at an annual rate of 0.10% on the first $500 million of the average daily net assets of the Fund, gradually reduced on assets over $500 million, however, the Fund is subject to a minimum annual fee. In addition, the Fund pays BISYS a fixed fee for providing officers who serve as Certifying Officers.

Prior to July 1, 2003, under the terms of an Accounting Services Agreement, IFS provided accounting services. For those services IFS received a monthly fee, based on current asset levels, from the Fund. In addition, the Fund paid certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities. Effective July 1, 2003, BISYS began servicing the Fund as Fund Accountant. Under the terms of a Fund Accounting Agreement, fees are computed daily and paid monthly at an annual rate of 0.03% on the first $500 million of the average daily net assets of the Fund, gradually reduced on assets over $500 million, however, the Fund is subject to a minimum annual fee. In addition, the Fund reimburses BISYS for certain out-of-pocket expenses incurred in providing fund accounting services.

Prior to July 21, 2003, under the terms of a Transfer Agent Agreement, IFS provided transfer agent services. For those services, IFS received a monthly fee from the Fund, based on shareholder accounts, subject to a minimum monthly fee. In addition, the Fund paid certain out-of-pocket expenses including, but not limited to, postage and supplies. Effective July 21, 2003, BISYS began servicing the Fund as transfer agent. Under the terms of a Transfer Agent Agreement, BISYS is entitled to receive a monthly fee and reimbursement for certain out-of-pocket expenses incurred in providing transfer agent services.

The Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to the Distributor, to provide compensation for ongoing services and/or maintenance of the Fund's shareholder accounts, not otherwise required to be provided by the Adviser or BISYS.

During the fiscal year 2003, Mark Boyar & Co., Inc., a registered broker/dealer and an affiliate of the Boyar Value Fund, Inc. executed trades on behalf of the Fund. These trades were cleared through Pershing Investments LLC and Mark Boyar & Co., Inc., received $18,379 in trade commissions, of which Pershing Investments LLC was paid approximately 10%.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareholders
Boyar Value Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Boyar Value Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended and the financial highlights for each of the five years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Boyar Value Fund, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the five years then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Columbus, Ohio
January 24, 2004

BOYAR VALUE FUND, INC. (THE "FUND")
DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

The following table contains basic information regarding the Directors and Officers, respectively, that oversee operations of the Fund.

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS IN
                        POSITION    TERM OF OFFICE(1)                                       FUND COMPLEX   OTHER DIRECTORSHIPS
NAME, CONTACT           HELD WITH   AND LENGTH OF      PRINCIPAL OCCUPATIONS                OVERSEEN BY    HELD OUTSIDE THE
ADDRESS AND AGE         THE FUND    TIME SERVED        DURING PAST 5 YEARS                  DIRECTOR       FUND COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
Mark A. Boyar(2)        Chairman    Since Inception    President, Boyar Asset Management,           1      Chairman, Boyar G.P.
35 East 21st Street                                    Inc.; President, Mark Boyar & Co.,                  Holdings Ltd.; Chairman,
New York, NY 10010;                                    Inc.; Manger, Ebbets Field                          N.R.M.B. Management, Inc.
Age: 61                                                Association LLC; Partner, Boyar
                                                       G.P. Holdings Ltd.

DISINTERESTED DIRECTORS
Jay R. Petschek         Director    Since Inception    Executive Vice President, Brean              1      Director, Dab-O-Matic
C/O Corsair Capital                                    Murray & Co., Inc.; Managing                        Corp., Global Opportunity
Management, LLC         President   Inception -        Director, Steinberg Asset                           Partners Ltd.,
350 Madison Ave.,                   August 2000        Management; Senior Managing                         Recognition Media LLC
8th Floor New York,                                    Director, Ladenburg Thalman & Co.,
NY 10017                                               Inc.; General Partner, Corsair
Age: 45                                                Capital Partners L.P., Managing
                                                       Member, Corsair Capital Management,
                                                       LLC; Vice President, C.E.
                                                       Unterberg, Towbin

Henry A. Alpert         Director    Since Inception    President, Spartan Petroleum Corp.           1      Director, Griffon Corp.
3333 New Hyde Park
Road Suite 201
New Hyde Park, NY
11042
Age: 56

A.F. Petrocelli         Director    Since Inception    Chairman, President and CEO, United          1      Director, Philips
C/O United Capital                                     Capital Corp.; Chairman, President                  International Realty
Corp.                                                  and CEO, Prime Hospitality Corp.                    Corp., Nathan's Famous,
9 Park Place,                                                                                              Inc., Prime Hospitality
4th Floor                                                                                                  Corp., United Capital
Great Neck, NY 11021                                                                                       Corp.
Age: 60

Richard Finkelstein     Director    Since Inception    President, Kenco Communities                 1      None
1000 Clint Moore Rd.
Suite 110
Boca Raton, FL 33487
Age: 54

OFFICERS
Victor M. Rivas(3)      President   December 2000 -    CEO, Ladenburg Thalman & Co., Inc.;         N/A     Chairman, Ladenburg
590 Madison Ave.                    June 2003          Corporate Strategist, Rickel &                      Thalman & Co., Inc.;
New York, NY 10012                                     Associates; Corporate Recruiter,                    Director and Chairman of
Age: 60                 Adviser     July 2003 to       Janssen-Meyers Associates LLP                       Ladenburg Thalman Asset
                                    present                                                                Management, Inc. and
                                                                                                           Ladenburg Fund
                                                                                                           Management.

Elizabeth W. Lawrence   President   July 2003 -        SVP of Relationship Management,             N/A
100 Summer Street                   present            BISYS Fund Services, Inc. since
Suite 1500                                             June 2001; formerly Vice
Boston, MA 02110                                       President/Senior Manager of Client
Age: 40                                                Services, PFPC, Inc.

(1) Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.
(2) Mr. Boyar is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because of his relationship with Boyar Asset Management, Inc.
(3) Mr. Rivas is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because of his relationship with Claymore Fund Management Company LLC.

                              POSITION         TERM OF OFFICE
NAME, CONTACT                 HELD WITH        AND LENGTH OF            PRINCIPAL OCCUPATIONS
ADDRESS AND AGE               THE FUND         TIME SERVED              DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
OFFICERS
Arthur A. Jensen              Treasurer        July 2003 - present      Vice President of Financial Services of BISYS Fund
3435 Stelzer Rd.                                                        Services, Inc. since June 2001; formerly Section
Columbus, OH 43219                                                      Manager of Northern Trust Company and Accounting
Age: 37                                                                 Supervisor at Allstate Insurance Company.

Scott Zoltowski               Secretary        July 2003 - present      Senior Counsel, BISYS Fund Services, Nov. 2001 -
100 Summer Street                                                       present; Associate, Dechert, 1999 - 2001; Counsel,
Boston, MA 02110                                                        ALPS, Inc., 1998 - 1999.
Age: 34

Pam Streeter                  Assistant        July 2003 - present      Director of Financial Services of BISYS Fund
3435 Stelzer Rd.              Treasurer                                 Services, Inc.
Columbus, OH 43219
Age: 36

Alaina V. Metz                Assistant        July 2003 - present      Vice President of Registration Services of BISYS
3435 Stelzer Rd.              Secretary                                 Fund Services, Inc.
Columbus, OH 43219
Age: 36

The Statement of Additional Information contains additional information about the Directors and is available upon request by calling 1-800-266-5566.

FUND MANAGER

Claymore Fund Management Company, LLC
210 North Hale Street
Wheaton, IL 60187

INVESTMENT ADVISER

Boyar Asset Management, Inc.
35 East 21st Street
New York, NY 10010

ADMINISTRATOR

BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

ITEM 2. CODE OF ETHICS.

    Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
    THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    THE BOARD OF DIRECTORS OF THE FUND HAS DETERMINED THAT THE FUND DOES NOT HAVE AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE. IN THIS REGARD, NO MEMBER OF THE AUDIT COMMITTEE WAS IDENTIFIED AS HAVING ALL OF THE REQUIRED TECHNICAL ATTRIBUTES IDENTIFIED IN INSTRUCTION 2(b) TO ITEM 3 OF FORM N-CSR TO QUALIFY AS AN "AUDIT COMMITTEE FINANCIAL EXPERT," WHETHER THROUGH THE TYPE OF SPECIALIZED EDUCATION OR EXPERIENCE REQUIRED BY THAT INSTRUCTION. AT THIS TIME, THE BOARD BELIEVES THAT THE EXPERIENCE PROVIDED BY EACH MEMBER OF THE AUDIT COMMITTEE COLLECTIVELY OFFERS THE FUND ADEQUATE OVERSIGHT BY ITS AUDIT COMMITTEE GIVEN THE FUND'S LEVEL OF FINANCIAL COMPLEXITY. THE BOARD WILL FROM TIME TO TIME REEXAMINE SUCH BELIEF.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

             2002 - $11,150
             2003 - $11,300

        (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

             2002 - NONE
             2003 - NONE

        (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

             2002 - $1,737 - FEES WERE BILLED FOR TAX RETURN PREPARATION. 2003 - $1,700 - FEES WERE BILLED FOR TAX RETURN PREPARATION.

        (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

             2002 - NONE
             2003 - NONE

        (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        THE AUDIT COMMITTEE SHALL PRE-APPROVE ALL AUDIT, REVIEW, ATTEST OR NON-AUDIT SERVICES (OTHER THAN DE MINIMUS NON-AUDIT SERVICES AS DEFINED BY THE SARBANES-OXLEY ACT OF 2002) TO BE PROVIDED TO THE FUND BY THE INDEPENDENT ACCOUNTANTS. THE COMMITTEE SHALL ALSO PRE-APPROVE ALL NON-AUDIT SERVICES (OTHER THAN DE MINIMUS NON-AUDIT SERVICES AS DEFINED BY THE SARBANES-OXLEY ACT OF 2002) TO BE PROVIDED TO THE INVESTMENT ADVISER OR SUBADVISER TO ANY FUND AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH ANY INVESTMENT ADVISER OR SUBADVISER THAT PROVIDES ONGOING SERVICES TO THE FUNDS. THE COMMITTEE IS AUTHORIZED TO DELEGATE, TO THE EXTENT PERMITTED BY LAW, PRE-APPROVAL RESPONSIBILITIES TO ONE OR MORE MEMBERS OF THE COMMITTEE WHO SHALL REPORT TO THE COMMITTEE REGARDING APPROVED SERVICES AT THE COMMITTEE'S NEXT REGULARLY SCHEDULED MEETING.

               (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

             2002 - 0%
             2003 - 0%

        (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. - NOT APPLICABLE.

        (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

             2002 - NONE
             2003 - NONE

        (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.
NOT APPLICABLE.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
NOT APPLICABLE.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10.CONTROLS AND PROCEDURES.
        (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11.EXHIBITS.

        (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

        (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

        (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

        (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Boyar Value Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Arthur A. Jensen       Arthur A. Jensen, Treasurer
                         -------------------------------------------------------
Date  02/19/04
     -------------------------------------------

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elizabeth W. Lawrence   Elizabeth W. Lawrence, President
                          ------------------------------------------------------------

Date  02/19/04
     -------------------------------------------

By (Signature and Title)* /s/ Arthur A. Jensen       Arthur A. Jensen, Treasurer
                         -------------------------------------------------------
Date  02/19/04
     -------------------------------------------

* Print the name and title of each signing officer under his or her signature.